Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share premium	Treasury Shares	Merger reserve	Translation reserve	Other reserve	Retained earnings/ (accumulated deficit)	Total parent equity	Non-controlling interests
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2020		285,885,025		0
Equity at beginning of period at Dec. 31, 2020	$ 653,539	$ 5,417	$ 288,978	$ 0	$ 138,506	$ 469	$ (24,050)	$ 260,429	$ 669,748	$ (16,209)
Net income/(loss)	(62,709)							(60,558)	(60,558)	(2,151)
Other comprehensive income/(loss), net	0
Total comprehensive income/(loss) for the year	(62,709)							(60,558)	(60,558)	(2,151)
Exercise of stock options (in shares)		1,911,560
Exercise of stock options	352	$ 27	326						352
Revaluation of deferred tax assets related to share-based awards	615						615		615
Equity-settled share-based awards	13,361						7,109		7,109	6,252
Reclassification of equity settled awards to liability awards	(6,773)						(6,773)		(6,773)
Vesting of share-based awards and net share exercise	(2,582)						(2,582)		(2,582)
Acquisition of subsidiary non-controlling interest	(968)						(9,636)		(9,636)	8,668
Settlement of restricted stock units	(10,749)						(10,749)		(10,749)
NCI exercise of share options in subsidiaries	66						5,988		5,988	(5,922)
Other	(6)									(6)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2021		287,796,585		0
Equity at end of period at Dec. 31, 2021	584,147	$ 5,444	289,303	$ 0	138,506	469	(40,077)	199,871	593,515	(9,368)
Net income/(loss)	(37,065)							(50,354)	(50,354)	13,290
Other comprehensive income/(loss), net	(379)					(379)			(379)
Total comprehensive income/(loss) for the year	(37,444)					(379)		(50,354)	(50,733)	13,290
Deconsolidation of Subsidiary	11,904									11,904
Exercise of stock options (in shares)		577,022
Exercise of stock options	332	$ 11	321						332
Revaluation of deferred tax assets related to share-based awards	45						45		45
Purchase of Treasury stock (in shares)				(10,595,347)
Purchase of Treasury stock	(26,492)			$ (26,492)					(26,492)
Equity-settled share-based awards	13,567						8,856		8,856	4,711
Settlement of restricted stock units (in shares)		788,046
Settlement of restricted stock units	1,528						1,528		1,528
NCI exercise of share options in subsidiaries	7						15,171		15,171	(15,164)
Other	(4)									(4)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2022		289,161,653		(10,595,347)
Equity at end of period at Dec. 31, 2022	547,589	$ 5,455	289,624	$ (26,492)	138,506	89	(14,478)	149,516	542,220	5,369
Net income/(loss)	(66,628)							(65,697)	(65,697)	(931)
Other comprehensive income/(loss), net	92					92			92
Total comprehensive income/(loss) for the year	(66,535)					92		(65,697)	(65,604)	(931)
Deconsolidation of Subsidiary	(9,085)									(9,085)
Exercise of stock options (in shares)		306,506		239,226
Exercise of stock options	1,153	$ 6	638	$ 530			(22)		1,153
Purchase of Treasury stock (in shares)				(7,683,526)
Purchase of Treasury stock	(19,650)			$ (19,650)					(19,650)
Equity-settled share-based awards	3,625						3,348		3,348	277
Settlement of restricted stock units (in shares)				425,219
Settlement of restricted stock units	1,142			$ 986			156		1,142
Expiration of share options in subsidiary	0						1,458		1,458	(1,458)
Other	$ (6)									(6)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023	289,468,159	289,468,159		(17,614,428)
Equity at end of period at Dec. 31, 2023	$ 458,232	$ 5,461	$ 290,262	$ (44,626)	$ 138,506	$ 182	$ (9,538)	$ 83,820	$ 464,066	$ (5,835)